Notes Payable - Schedule of Debt (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes Payable - Schedule of Debt (Details) [Line Items]
Total Notes Payable	$ 548,137	$ 945,429
Current Portion	548,137	945,429
Long-term portion	0	0
Kishon Note [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	431,666	431,666
Finnegan Note 1 [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	51,765	51,765
Finnegan Note 2 [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	32,353	32,353
Schrier Note [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	0	25,882
Nommsen Note [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	0	64,705
Caplan Note [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	0	64,705
Finnegan Note 3 [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	32,353	32,353
Lightmas Note [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	0	66,000
Lewis Note [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	0	33,000
Goff Note [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	0	33,000
Hagan Note [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	$ 0	$ 110,000